Mineral Properties (Details Narrative)	0 Months Ended	12 Months Ended	0 Months Ended
	Dec. 18, 2012 CAD Number	Mar. 31, 2013 USD ($)	Dec. 18, 2012 Satisfactory Initial Geological Report [Member] USD ($)	Dec. 18, 2012 Initial Work Program [Member] CAD	Dec. 18, 2012 Completion Of Work Program [Member] CAD	Dec. 18, 2012 Ten Hole Drilling Program [Member]
Interest in acquisition of mineral properties	100.00%
Number of mineral claims	16
Business acquisition value	10,000		$ 15,000	50,000	200,000
Common shares issued for acquisition	1,500,000		150,000	150,000	200,000	1,000,000
Optionor retains a smelter royalty, percentage		2.50%
Amount of smelter royalty retained by optioner, that can be purchased		$ 1,000,000